Revolving term credit facilities	3 Months Ended
Mar. 31, 2018
Revolving term credit facilities
Revolving term credit facilities

Note 9 – Revolving term credit facilities

(a)Credit Facility - $1.0 billion

The Company has a five year $1.0 billion unsecured revolving term credit facility (the “Credit Facility”). On March 7, 2018, the Company amended its Credit Facility by extending the term from March 22, 2022 to March 23, 2023 and reducing the applicable margins and standby fee, depending on the Company’s leverage ratio.

Advances under the Credit Facility can be drawn as follows:

U.S. dollars

·Base rate advances with interest payable monthly at the Canadian Imperial Bank of Commerce (“CIBC”) base rate, plus between 0.10% and 1.20% per annum depending upon the Company’s leverage ratio; or

·LIBOR loans for periods of 1, 2, 3 or 6 months with interest payable at a rate of LIBOR, plus between 1.10% and 2.20% per annum, depending on the Company’s leverage ratio.

Canadian dollars

·Prime rate advances with interest payable monthly at the CIBC prime rate, plus between 0.10% and 1.20% per annum, depending on the Company’s leverage ratio; or

·Bankers’ acceptances for a period of 30 to 180 days with a stamping fee calculated on the face amount between 1.10% and 2.20%, depending on the Company’s leverage ratio.

All loans are readily convertible into loans of other types, described above, on customary terms and upon provision of appropriate notice. Borrowings under the Credit Facility are guaranteed by certain of the Company’s subsidiaries and are unsecured.

The Credit Facility is subject to a standby fee of 0.22% to 0.44% per annum, depending on the Company’s leverage ratio, even if no amounts are outstanding under the Credit Facility.

As at March 31, 2018, there was no balance (December 31, 2017 – $nil) outstanding under the Credit Facility. A balance of $3.0 million related to debt issue costs is remaining to be amortized over the remaining term of the Credit Facility (December 31, 2017 – $2.5 million). The unamortized debt issue costs associated with the Credit Facility are included in prepaid expenses and other current assets (Note 6), and other non-current assets (Note 7).

(b)FNBC Credit Facility - $100.0 million

The Company’s subsidiary, Franco-Nevada (Barbados) Corporation (“FNBC”) has an unsecured revolving term credit facility (the “FNBC Credit Facility”). The FNBC Credit Facility provides for the availability over a one-year period of up to $100.0 million in borrowings. The FNBC Credit Facility, which had an original maturity date of March 20, 2018, was extended to March 20, 2019. FNBC has the option of requesting, during a period of time before each anniversary date, an additional one-year extension of the maturity, subject to approval from the lenders.

During the three months ended March 31, 2018, FNBC drew down and repaid an amount of $20.0 million on the FNBC Credit Facility. As at March 31, 2018, there was no balance outstanding under the FNBC Credit Facility (December 31, 2017 - $nil).

As at March 31, 2018, a balance of $0.1 million (December 31, 2017 - $0.1 million) related to debt issue costs is remaining to be amortized over the remaining term of the FNBC Credit Facility (December 31, 2017 - $0.1 million) and is included in prepaid expenses and other current assets (Note 6).